UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/18

Item 1. Schedule of Investments.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, January 31, 2018 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 100.1%
Alabama 1.7%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,624,037
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,692,340
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	19,007,746
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	21,670,800
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34	5,600,000	5,788,160
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 1/01/39	5,000,000	5,173,650
Series B, 5.00%, 1/01/38	3,500,000	3,885,070
Series B, 5.00%, 1/01/43	8,000,000	8,864,560
Subordinate, Refunding, Series B, 5.00%, 1/01/43.	10,000,000	11,394,400
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30.	5,250,000	5,601,330
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37.	5,000,000	5,327,050
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital
Project, Series A, 5.00%, 11/01/40	8,425,000	8,878,265
[a] East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put, Series B,
Pre-Refunded, 5.50%, 9/01/18	18,500,000	18,941,225
Leeds Public Educational Building Authority Educational Facilities Revenue, Assured Guaranty,
Pre-Refunded, 5.125%, 4/01/38	10,865,000	10,933,341
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45	10,500,000	11,814,390
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,543,226
Phenix City Water and Sewer Revenue,
wts., Refunding, Series A, BAM Insured, 5.00%, 8/15/27	2,900,000	3,298,083
wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,616,821
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, Pre-
Refunded, 6.75%, 7/01/38	15,000,000	15,335,400
		199,389,894
Alaska 0.8%
Alaska Energy Authority Power Revenue, Bradley Lake Project, Refunding, NATL Insured, 6.25%,
7/01/21	5,000	5,021
Alaska Municipal Bond Bank GO,
Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,400,566
Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,404,932
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services,
Series A, 5.00%, 10/01/40	10,000,000	10,709,200
Alaska State International Airports Revenue, Series C, 5.00%, 10/01/33	12,565,000	13,487,020
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,016,148
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	32,100,300
		99,123,187
Arizona 2.7%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,336,680
Arizona Board of Regents University of Arizona Revenue, Stimulus Plan for Economic and Educational
Development, 5.00%, 8/01/44	10,000,000	11,210,300
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	9,001,415
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	15,220,627
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,588,200
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,268,600

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Arizona State COP, (continued)
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	$8,000,000	$8,526,640
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	15,887,100
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	17,137,420
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	16,779,600
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series A, 5.00%, 1/01/36.	5,000,000	5,607,850
Maricopa County IDAR, Banner Health, Series A, 4.00%, 1/01/41	10,000,000	10,356,100
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,525,000
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,691,980
Phoenix Civic Improvement Corp. Airport Revenue,
Airport, Special Obligation, junior lien, Refunding, Series D, 4.00%, 7/01/40	25,000,000	25,771,750
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40	24,000,000	25,918,320
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,465,080
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,283,450
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,459,293
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/32	21,095,000	22,145,109
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/34	10,000,000	10,497,800
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39.	20,000,000	20,060,000
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,559,510
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	11,190,100
		315,487,924
Arkansas 0.3%
University of Arkansas Revenue,
Athletic Facilities, Fayetteville Campus, Series A, 5.00%, 9/15/36	8,330,000	9,621,067
Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,531,810
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,458,019
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,420,862
		31,031,758
California 11.1%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	25,021,920
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	9,935,787
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,414,900
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,691,360
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,629,655
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	30,143,612
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	26,267,992
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,062
Various Purpose, 6.00%, 5/01/18.	175,000	177,093
Various Purpose, 5.90%, 4/01/23.	1,200,000	1,209,072
Various Purpose, 5.00%, 10/01/29.	15,000,000	15,861,750
Various Purpose, 6.00%, 4/01/38.	100,000,000	104,861,000
Various Purpose, 6.00%, 11/01/39.	25,000,000	26,810,750

|2

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO, (continued)
Various Purpose, 5.25%, 11/01/40.	$50,000,000	$54,814,000
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	31,494,000
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	859,979
Various Purpose, Pre-Refunded, 5.25%, 3/01/38	20,000,000	20,066,000
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	32,308,500
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	13,099,320
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	26,997,750
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, Pre-Refunded, 6.125%, 4/01/28	2,740,000	2,892,152
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.00%, 4/01/27	3,980,000	4,195,318
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.125%, 4/01/29	5,000,000	5,277,650
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	20,039,940
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,836,147
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	13,030,000	14,656,144
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	23,567,040
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, Pre-Refunded, 5.25%,
10/01/24	5,000,000	5,314,550
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	31,696,447
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29 .	14,830,000	15,769,332
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 3/01/37	80,000	80,909
St. Joseph Health System, Series B, FGIC Insured, Pre-Refunded, 5.75%, 7/01/47	5,000,000	5,091,900
St. Joseph Health System, Series E, AGMC Insured, Pre-Refunded, 5.25%, 7/01/47	10,000,000	10,163,200
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34.	25,000,000	26,471,250
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%,
8/01/29	3,250,000	4,299,750
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.80%,
8/01/39	8,500,000	11,368,580
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.,
8/01/39	7,500,000	3,080,550
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-
Refunded, 5.25%, 8/01/35	23,800,000	25,156,600
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	13,765,012
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	17,733,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,795,500
Refunding, Series A, 6.00%, 1/15/49	20,000,000	23,570,400
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,242,450
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35.	10,500,000	3,155,670
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40.	10,000,000	1,984,900
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41.	13,590,000	2,480,583
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%,
8/01/39	30,000,000	32,739,600

|3

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
California (continued)
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	$25,485,000		$27,332,408
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000		53,624,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000		23,019,400
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000		39,623,122
Montebello USD, GO, Election of 2004, Series A-1, Assured Guaranty, Pre-Refunded, 5.25%, 8/01/34 .	5,000,000		5,285,000
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000		17,463,625
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31.	2,055,000		1,300,281
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32.	7,830,000		4,775,517
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33.	7,660,000		4,440,119
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/29.	5,585,000		5,882,736
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000		9,260,200
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	13,315,000		14,072,224
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000		16,608,830
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%,
8/01/34	15,000,000		15,882,750
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31 .	10,000,000		10,434,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000		6,360,270
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000		56,601,500
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70%
thereafter, 9/01/41	20,000,000		17,153,800
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter,
9/01/33	6,065,000		4,928,298
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42.	50,000,000		43,179,000
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/35	10,000,000		5,247,100
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/36	18,865,000		9,557,764
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/37	10,000,000		4,837,000
Santa Clara County GO, Election of 2008, Series A, Pre-Refunded, 5.00%, 8/01/34	25,000,000		26,313,500
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn.,
8/01/39	50,075,000		13,556,805
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000		3,139,410
West Contra Costa USD,
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000		7,044,900
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000		14,139,580
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000		12,960,800
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000		6,762,368
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A,
zero cpn., 8/01/34	20,000,000		7,546,000
			1,310,442,283

		|	4

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Colorado 1.6%
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	$5,000,000		$5,588,350
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000		11,368,818
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	19,000,000		20,802,150
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%,
11/15/41	30,505,000		34,384,016
Hospital, Health Facility Authority, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	20,000,000		20,720,400
Valley View Hospital Assn. Project, Pre-Refunded, 5.50%, 5/15/28	4,920,000		4,979,532
Valley View Hospital Assn. Project, Pre-Refunded, 5.75%, 5/15/36	7,000,000		7,089,670
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000		10,308,800
Denver City and County Airport System Revenue,
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000		4,433,722
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000		4,428,610
Subordinate, Series B, 5.25%, 11/15/33	16,405,000		18,725,651
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement,
Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000		6,509,160
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000		27,675,200
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000		11,269,700
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32.	3,500,000		3,679,340
			191,963,119
Connecticut 0.0%†
Connecticut State Health and Educational Facilities Authority Revenue, Child Care Facilities Program,
Series G, Assured Guaranty, Pre-Refunded, 6.00%, 7/01/38	5,000,000		5,096,400
District of Columbia 2.9%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	12,120,000		12,154,178
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000		7,019,670
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000		9,977,860
District of Columbia Hospital Revenue,
Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000		7,627,403
Children’s Hospital Obligated Group Issue, SubSeries 1, AGMC Insured, Pre-Refunded, 5.45%,
7/15/35	40,655,000		41,825,458
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000		10,707,900
Series A, 5.25%, 12/01/34	11,000,000		11,690,360
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000		16,049,100
The Catholic University America, Refunding, Series B, 5.00%, 10/01/42.	20,660,000		23,289,811
The Catholic University America, Refunding, Series B, 5.00%, 10/01/47.	24,985,000		28,056,156
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000		5,013,800
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32	15,370,000		16,300,346
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000		11,687,870
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000		18,177,558
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000		8,297,770
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	30,490,000		34,562,245
District of Columbia University Revenue, Georgetown University Issue, Series D, Pre-Refunded, 5.50%,
4/01/36	5,000,000		5,135,900
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-
Refunded, 6.00%, 10/01/35	8,000,000		8,246,480

		|	5

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
District of Columbia (continued)
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	$5,000,000	$5,119,300
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,399,300
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,015,022
Series A, 5.00%, 10/01/39	5,000,000	5,391,150
Series C, 5.00%, 10/01/26	10,235,000	10,475,420
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital
Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured
Guaranty, 6.50%, 10/01/41	25,000,000	32,004,750
		345,224,807
Florida 5.4%
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	6,910,735
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, 5.65%, 11/01/22	400,000	406,628
MFH, Heron Pointe Apartments Project, Series A, 5.70%, 11/01/29	225,000	228,305
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34.	8,800,000	9,027,656
Cape Coral Water and Sewer Revenue,
Refunding, 5.00%, 10/01/39	6,000,000	6,907,560
Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	24,012,473
Celebration CDD Special Assessment, Series B, NATL Insured, 5.50%, 5/01/19	20,000	20,070
Central Expressway Authority Revenue, Refunding, BAM Insured, 5.00%, 7/01/38	6,750,000	7,898,175
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%,
6/01/20	20,000,000	21,439,600
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,468,160
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, 5.75%, 9/01/29	1,890,000	1,898,127
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,602,000
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	17,500,000	21,110,600
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	4,750,000	5,304,040
Gainesville Utilities System Revenue,
Series A, 5.00%, 10/01/36	7,150,000	8,361,281
Series A, 5.00%, 10/01/37	5,000,000	5,833,350
Greater Orlando Aviation Authority Airport Facilities Revenue, Priority Subordinated, Series A, 5.00%,
10/01/47	20,000,000	22,722,000
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,126,100
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,116,500
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	6,574,815
Hillsborough County School Board COP,
Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	520,000	583,008
Master Lease Program, Series A, Pre-Refunded, 5.00%, 7/01/28	17,130,000	19,453,342
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,030,580
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,155,946
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,170,082
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series
A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,589,760
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,425,820

|6

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Florida (continued)
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	$20,000,000		$21,224,200
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 10/01/33	8,625,000		8,836,485
Miami International Airport, Hub of the Americas, Series A, Assured Guaranty, Pre-Refunded,
5.25%, 10/01/38	5,640,000		5,778,293
Miami International Airport, Refunding, Series A, Assured Guaranty, 5.25%, 10/01/38	1,240,000		1,267,826
Miami International Airport, Refunding, Series B, 5.00%, 10/01/40	15,000,000		17,001,750
Miami International Airport, Series A, AGMC Insured, Pre-Refunded, 5.25%, 10/01/38	6,120,000		6,270,062
Miami International Airport, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/33	2,375,000		2,433,235
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000		11,078,100
Refunding, Series A, 5.00%, 7/01/32	6,375,000		7,042,590
Series A, 5.00%, 7/01/40	30,265,000		32,201,960
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%,
7/01/33	20,000,000		20,369,200
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000		11,138,600
Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000		10,383,000
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000		5,596,000
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000		5,021,595
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000		3,602,462
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000		7,969,150
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000		22,309,000
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000		6,677,880
Hospital, Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32 .	15,780,000		16,191,227
Hospital, Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/32	11,220,000		11,540,780
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000		15,381,520
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000		15,887,400
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	5,000,000		5,399,650
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000		16,161,900
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/28	10,000,000		10,275,200
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	16,500,000		16,971,240
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	610,000		611,946
Port St. Lucie Utility System Revenue,
Assured Guaranty, Pre-Refunded, 5.25%, 9/01/35	2,755,000		2,816,740
Refunding, 4.00%, 9/01/33	4,000,000		4,165,120
Refunding, 4.00%, 9/01/34	2,500,000		2,593,775
Refunding, 4.00%, 9/01/36	4,000,000		4,135,040
Refunding, Assured Guaranty, 5.25%, 9/01/35	245,000		250,302
South Broward Hospital District Revenue, South Broward Hospital District Obligated Group, Pre-
Refunded, 5.00%, 5/01/36	12,500,000		12,612,250
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39.	5,735,000		5,981,318
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding,
5.00%, 8/15/42.	15,000,000		16,953,600
Sunrise Utilities System Revenue,
AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000		938,991
Refunding, AMBAC Insured, 5.20%, 10/01/22	1,140,000		1,168,888

		|	7

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Florida (continued)
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	$10,000,000		$11,452,900
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000		5,745,450
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32.	8,575,000		9,447,335
			636,260,673
Georgia 4.3%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured,
5.75%, 6/15/41.	5,550,000		6,031,851
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%,
1/01/38	14,500,000		15,043,170
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000		16,848,600
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000		9,738,504
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000		3,454,230
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24.	6,385,000		6,917,254
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25.	6,955,000		7,559,389
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26.	5,000,000		5,427,950
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27.	5,000,000		5,449,900
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000		34,237,200
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000		11,173,271
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000		8,422,990
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000		21,642,600
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000		20,718,408
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000		16,070,375
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	5,000,000		5,063,900
MGC Real Estate Foundation II LLC Project, 5.25%, 7/01/38	10,000,000		10,140,600
Bulloch County Development Authority Student Housing Revenue,
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, Pre-
Refunded, 5.25%, 7/01/33.	14,825,000		15,068,130
Georgia Southern University Housing Foundation Four LLC Project, Assured Guaranty, Pre-
Refunded, 5.375%, 7/01/39	23,075,000		23,465,429
[b] Burke County Development Authority PCR, Oglethorpe Power Co. Vogtle, Refunding, Series D,
4.125%, 11/01/45	18,000,000		18,021,960
Cherokee County Water and Sewerage Authority Revenue, NATL Insured, 6.90%, 8/01/18.	15,000		15,071
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A,
5.00%, 7/01/46.	10,835,000		12,085,576
Cobb County Kennestone Hospital Authority Revenue, Revenue Anticipation Certificates, Wellstar
Health System, Refunding, Series A, 5.00%, 4/01/47	5,000,000		5,575,100
Dahlonega Water and Wastewater Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
9/01/37	6,450,000		6,603,832
DeKalb Newton and Gwinnett County Joint Development Authority Revenue, GGC Foundation LLC
Project, Pre-Refunded, 6.00%, 7/01/34	10,000,000		10,630,000
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39.	11,420,000		12,624,011
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health
System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000		5,575,100
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A,
5.00%, 7/01/46.	11,005,000		12,251,536
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45	13,040,000		14,492,526

		|	8

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Georgia (continued)
Georgia State GO, Series A-2, 4.00%, 2/01/36	$30,000,000		$32,920,800
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000		5,079,350
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	13,970,000		14,223,696
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000		10,503,600
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000		3,935,172
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38	6,845,000		7,281,711
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000		2,593,744
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000		1,402,024
Glynn-Brunswick Memorial Hospital Authority Revenue,
Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/43	3,000,000		3,317,520
Anticipation Certificates, Southeast Georgia Health System Project, 5.00%, 8/01/47	2,250,000		2,478,645
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000		6,058,400
Medical Center Hospital Authority Revenue,
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Assured Guaranty,
Pre-Refunded, 6.50%, 8/01/38	10,000,000		10,251,800
Anticipation Certificates, Columbus Regional Healthcare System Inc. Project, Refunding, AGMC
Insured, 5.00%, 8/01/41	7,500,000		7,923,150
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000		11,013,300
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000		11,334,900
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000		22,184,610
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%,
6/15/41	10,000,000		10,868,200
			503,719,085
Hawaii 0.4%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000		7,975,650
Honolulu City and County Wastewater System Revenue,
[b] First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000		28,901,000
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000		11,089,900
			47,966,550
Idaho 0.2%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group, Refunding, Series
A, 5.00%, 12/01/47	6,255,000		7,090,668
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000		12,947,625
			20,038,293
Illinois 4.7%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000		7,740,410
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000		10,351,443
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000		20,735,026
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000		20,407,530
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000		11,637,600
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000		20,301,480
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000		925,957
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39.	4,160,000		4,647,011

		|	9

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Illinois (continued)
Chicago O’Hare International Airport Revenue, (continued)
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	$39,485,000		$41,859,233
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000		10,891,200
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18.	2,105,000		2,141,901
South Suburban Hospital, ETM, 7.00%, 2/15/18	590,000		591,210
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 1/01/28.	45,000,000		45,383,400
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000		17,098,240
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000		21,854,000
Edward Hospital Obligated Group, Series A, AMBAC Insured, Pre-Refunded, 5.50%, 2/01/40	4,000,000		4,000,000
Mercy Health System Corp., Refunding, 5.00%, 12/01/46	40,000,000		43,428,000
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000		8,250,834
Resurrection Health Care, Series B, AGMC Insured, Pre-Refunded, 5.25%, 5/15/29	26,695,000		26,999,056
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000		3,170,494
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000		2,214,300
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%,
11/01/28	2,500,000		2,581,825
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%,
11/01/35	3,000,000		3,087,090
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000		10,434,600
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000		9,152,120
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000		16,482,000
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000		8,711,550
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27	11,500,000		12,496,705
AGMC Insured, 5.00%, 9/01/29	9,965,000		9,990,112
Assured Guaranty, 5.25%, 4/01/34.	10,000,000		10,061,000
Refunding, AGMC Insured, 5.00%, 1/01/23.	10,000,000		10,535,300
Illinois State Sales Tax Revenue, Build Illinois, Series B, Pre-Refunded, 5.25%, 6/15/34	15,000,000		15,765,600
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000		10,876,809
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	1,080,000		1,094,677
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	2,540,000		2,574,519
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%,
6/15/22	24,500,000		27,744,290
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%,
6/15/22	5,500,000		6,375,765
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	12,000,000		14,587,080
Northern Illinois Municipal Power Agency Power Project Revenue, Refunding, Series A, 5.00%,
12/01/41	5,500,000		6,082,175
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000		16,549,379
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
AMBAC Insured, 7.20%, 11/01/20	470,000		513,546
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000		3,037,611
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000		5,551,161

		|	10

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Illinois (continued)
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding,
AMBAC Insured, 5.125%, 1/01/28	$7,135,000		$7,143,134
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000		3,143,254
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000		5,335,400
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000		7,350,140
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000		3,609,216
			555,494,383
Indiana 2.1%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%,
2/01/29	9,000,000		9,332,190
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46	5,000,000		5,529,100
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000		5,550,250
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000		13,600,250
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000		11,727,700
Indiana Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000		34,398,000
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000		5,526,000
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000		13,317,000
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000		23,243,923
Indiana Health and Educational Facility Financing Authority Revenue, Sisters of St. Francis Health
Services Inc. Obligated Group, Series E, AGMC Insured, Pre-Refunded, 5.25%, 5/15/41	3,750,000		3,785,963
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding,
Series B, 6.00%, 8/01/39	10,000,000		10,680,700
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39	9,750,000		10,304,092
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42.	5,860,000		6,093,521
Power Supply System, Refunding, Series A, 5.00%, 1/01/42.	21,290,000		24,265,065
Power Supply System, Series B, Pre-Refunded, 6.00%, 1/01/39	4,000,000		4,167,960
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40	23,225,000		26,624,211
Pilot Infrastructure Project, Series F, AGMC Insured, Pre-Refunded, 5.00%, 1/01/35	10,000,000		10,649,900
Waterworks Project, Refunding, Series A, Assured Guaranty, 5.50%, 1/01/38	7,030,000		7,276,331
Waterworks Project, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 1/01/38	1,620,000		1,680,685
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000		17,125,800
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000		6,743,880
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded,
5.75%, 10/01/28.	2,000,000		2,138,780
			253,761,301
Iowa 0.2%
Iowa State Finance Authority Revenue, Green Bond, Refunding, 5.00%, 8/01/42	16,000,000		18,742,880
Kansas 0.7%
Butler County USD No. 490 GO, School Building, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000		10,420,400
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000		6,656,750
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System,
Refunding, Series A, 5.00%, 3/01/47	23,115,000		25,944,507

		|	11

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Kansas (continued)
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	$3,000,000		$3,390,240
Improvement, Series A, 5.00%, 9/01/45	10,000,000		11,310,600
Improvement, Series C, 5.00%, 9/01/41	5,000,000		5,634,550
Improvement, Series C, 5.00%, 9/01/46	16,565,000		18,601,336
Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000		5,206,750
			87,165,133
Kentucky 0.7%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 5.75%, 2/01/26	12,500,000		12,646,875
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Capital Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000		8,485,156
Kentucky Economic Development Finance Authority Revenue, Louisville Arena Project, Louisville
Arena Authority Inc., Series A, Subseries A-1, Assured Guaranty, Pre-Refunded, 6.00%, 12/01/38	4,000,000		4,062,360
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	7,750,000		8,611,103
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000		11,054,000
Kentucky State Property and Buildings Commission Revenue, Project No. 90, Pre-Refunded, 5.50%,
11/01/28	15,000,000		15,452,473
Louisville/Jefferson County Metro Government Revenue,
College, Bellarmine University Project, Improvement, Series A, Pre-Refunded, 6.00%, 5/01/33	3,000,000		3,034,290
Health Facilities, Jewish Hospital and St. Mary’s Healthcare Inc. Project, Pre-Refunded, 6.125%,
2/01/37	11,500,000		11,500,000
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000		7,301,630
			82,147,887
Louisiana 2.1%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000		6,226,740
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30	5,000,000		5,664,300
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%,
10/01/25	5,500,000		5,984,165
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%,
10/01/35	6,000,000		6,606,060
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%,
10/01/41	15,000,000		16,515,150
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44.	5,820,000		6,484,935
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000		11,296,100
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/26	2,750,000		2,907,053
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A,
AGMC Insured, 5.00%, 10/01/40	8,545,000		9,105,637
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	25,000,000		27,667,750
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	10,000,000		10,727,200
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	4,765,000		4,777,198
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000		17,969,305
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000		22,059,600
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000		8,202,450
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000		11,938,400

		|	12

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Louisiana (continued)
Louisiana State Citizens Property Insurance Corp. Assessment Revenue, Series C-2, Assured
Guaranty, Pre-Refunded, 6.75%, 6/01/26	$21,000,000		$21,379,260
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%,
5/01/45	13,690,000		14,694,162
Louisiana State Public Facilities Authority Lease Revenue, Provident Group, Flagship Properties LLC,
Louisiana State University Nicholson Gateway Project, Series A, 5.00%, 7/01/51.	26,145,000		28,444,453
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%,
1/01/48	4,000,000		4,452,680
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000		11,187,000
			254,289,598
Maine 0.5%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	16,810,000		17,538,209
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000		4,633,478
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000		11,048,800
[b] Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000		17,953,960
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	3,000,000		3,175,740
General, AGMC Insured, 5.00%, 1/01/40	6,000,000		6,301,500
			60,651,687
Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000		5,647,900
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000		11,243,300
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%,
7/01/39	10,000,000		11,353,800
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%,
7/01/44	10,000,000		11,320,200
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000		10,662,312
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000		6,207,740
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000		5,254,750
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000		14,083,500
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000		3,220,350
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42	3,000,000		3,104,730
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000		8,416,575
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	135,000		155,620
			90,670,777
Massachusetts 3.0%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%,
7/01/28	10,000,000		12,187,200
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000		20,908,707
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000		11,503,225
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000		16,883,250
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000		11,193,800
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37.	31,000,000		32,623,470

		|	13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue H, Assured Guaranty, 6.35%, 1/01/30	$2,395,000		$2,417,681
Issue I, 6.00%, 1/01/28.	7,885,000		8,262,613
Issue K, Refunding, 5.25%, 7/01/29	6,940,000		7,426,633
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000		20,810,600
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000		14,159,840
Series A, 5.00%, 1/01/41	15,000,000		17,457,900
Series A, 5.00%, 1/01/46	10,000,000		11,592,300
Series A, 5.00%, 1/01/47	20,000,000		23,166,000
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000		491,563
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25	750,000		813,532
Harvard Pilgrim Health Care Issue, Series A, AGMC Insured, 5.00%, 7/01/18.	800,000		801,288
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000		21,365,600
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000		6,979,850
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000		1,825,733
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000		7,488,390
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000		9,377,731
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, 4.00%, 6/01/35	10,000,000		10,430,600
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	25,000,000		28,953,750
Massachusetts State Water Pollution Abatement Trust Revenue,
MWRA Program, Series A, 5.00%, 8/01/32.	225,000		225,671
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000		451,723
Massachusetts Water Resources Authority Revenue, General, Green Bonds, Refunding, Series C,
5.00%, 8/01/40.	30,000,000		34,690,200
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000		22,726,800
			357,215,650
Michigan 2.8%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000		1,374,393
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000		1,647,615
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000		10,027
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000		13,056,360
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000		10,713,900
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000		5,381,000
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000		10,028
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000		16,140,300
Michigan Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000		23,172,345
Hospital, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/37	6,500,000		7,485,790
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000		32,274,308
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	10,000,000		11,236,700
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000		156,673
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000		11,344,100
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000		4,240,520
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000		5,308,850

		|	14

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Michigan (continued)
Michigan Hospital Finance Authority Revenue, (continued)
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	$745,000		$774,956
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000		10,215,210
Trinity Health Credit Group, Series A-1, Pre-Refunded, 6.50%, 12/01/33	24,255,000		25,264,008
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000		870,816
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	440,000		454,511
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000		7,526,361
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44.	20,655,000		23,339,117
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000		13,159,000
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000		5,273,900
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	14,560,000		15,044,411
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	1,000,000		1,056,010
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000		1,049,850
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20.	7,000,000		7,588,000
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized Series BB,
AMBAC Insured, 7.00%, 5/01/21	250,000		288,078
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior,
Series A, 6.00%, 6/01/34.	40,000,000		39,941,200
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39.	20,000,000		20,793,800
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000		10,697,500
			326,889,637
Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000		11,449,240
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32	6,250,000		6,511,313
St. Cloud Health Care Revenue, CentraCare Health System, Refunding, Series A, 5.00%, 5/01/46	5,000,000		5,602,350
			23,562,903
Mississippi 1.0%
Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center,
Refunding, Series A, 5.00%, 6/01/47	25,000,000		27,877,750
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%,
4/01/22	27,930,000		28,018,538
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000		11,471,100
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000		4,191,860
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000		6,912,991
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,500,000		36,983,655
			115,455,894
Missouri 0.5%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Appropriation Revenue, Metrolink Cross County Extension Project, Assured Guaranty, 5.00%,
10/01/39	6,000,000		6,298,020
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000		27,729,000
St. Luke’s Health System Inc., Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	30,000,000		30,962,400
			64,989,420

		|	15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Montana 0.0%†
Montana State Facility Finance Authority Revenue, Benefits Health System Obligated Group,
Refunding, 5.00%, 2/15/41	$2,650,000		$2,956,075
Nebraska 1.2%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated
Group, 5.00%, 11/15/47	10,000,000		11,223,800
Lancaster County Correctional Facility Joint Public Agency GO, Building, Pre-Refunded, 5.00%,
12/01/28	5,000,000		5,150,550
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured,
ETM, 6.70%, 6/01/22	1,440,000		1,596,960
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project,
Series A-1, Pre-Refunded, 6.00%, 7/01/33	12,000,000		12,472,680
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 4/01/39	5,000,000		5,228,550
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%,
6/01/36	9,000,000		9,416,880
Omaha Public Power District Electric Revenue, Refunding, Series A, 5.00%, 2/01/42	10,000,000		11,626,700
Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000		25,564,653
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000		11,306,400
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000		11,437,700
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000		8,272,987
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000		5,765,230
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37.	5,000,000		5,522,150
Lincoln Student Fees and Facilities, 5.00%, 7/01/42.	7,500,000		8,265,450
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000		5,176,000
University of Nebraska Omaha Health and Recreation Project, Pre-Refunded, 5.00%, 5/15/38	5,000,000		5,053,400
			143,080,090
Nevada 0.3%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Series A, 5.00%, 9/01/47	2,775,000		3,061,325
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000		21,264,800
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000		5,316,200
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000		1,627,591
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39	3,465,000		3,762,158
			35,032,074
New Hampshire 0.5%
Manchester GARB, Refunding, Series A, AGMC Insured, 5.125%, 1/01/30	6,000,000		6,170,520
New Hampshire Health and Education Facilities Authority Revenue,
Concord Hospital Trust, 5.00%, 10/01/47	6,000,000		6,623,460
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000		4,369,800
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000		11,665,278
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000		12,193,987
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39	5,000,000		5,373,350
New Hampshire State Municipal Bond Bank Revenue, Refunding, Series D, 4.00%, 8/15/39	10,000,000		10,555,100
			56,951,495

		|	16

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New Jersey 2.3%
Bayonne GO, General Improvement, Pre-Refunded, 5.75%, 7/01/35	$9,000,000		$9,529,110
New Jersey EDA Revenue,
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000		4,059,640
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000		27,823,900
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000		23,491,600
New Jersey Health Care Facilities Financing Authority State Contract Revenue,
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	7,770,000		7,965,804
Hospital Asset Transformation Program, Series A, Pre-Refunded, 5.25%, 10/01/38	2,230,000		2,287,690
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25.	20,305,000		21,327,154
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26.	8,000,000		8,402,720
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27.	4,000,000		4,201,360
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28.	2,000,000		2,100,680
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement
Fund Issue, Series B, 5.00%, 9/01/36	14,000,000		15,007,860
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000		15,919,050
Transportation System, Series A, 6.00%, 12/15/38	49,125,000		50,670,472
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000		9,726,448
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38.	25,875,000		26,913,364
Transportation System, Series B, 5.25%, 6/15/36	10,000,000		10,567,500
New Jersey State Turnpike Authority Revenue,
Turnpike, Series E, 5.00%, 1/01/45	11,475,000		12,837,312
Turnpike, Series E, Pre-Refunded, 5.25%, 1/01/40	13,925,000		14,415,160
			267,246,824
New Mexico 0.2%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, 5.00%, 8/01/44	10,000,000		11,198,500
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000		16,992,150
			28,190,650
New York 10.5%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	15,745,000		16,765,276
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47.	730,000		802,350
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46.	13,000,000		14,764,230
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000		13,213,000
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000		6,401,520
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000		4,267,680
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000		3,200,760
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000		15,937,950
MTA Revenue,
Refunding, Series D, 4.00%, 11/15/42	25,000,000		26,005,000
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000		16,507,350
Transportation, Series A, 5.00%, 11/15/38	11,800,000		13,214,584
Transportation, Series C, 6.50%, 11/15/28	2,805,000		2,919,781
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	12,195,000		12,689,019
Transportation, Series D, 5.00%, 11/15/36	9,500,000		10,670,590
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000		10,937,000
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000		17,045,850
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000		33,596,400

		|	17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	$180,000		$180,668
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000		25,864,787
Series E, Subseries E-1, 6.25%, 10/15/28	480,000		496,694
Series E, Subseries E-1, Pre-Refunded, 6.25%, 10/15/28.	9,520,000		9,845,679
Series F, 5.25%, 1/15/23.	5,000		5,017
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	4,580,000		4,650,624
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,420,000		1,443,075
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40.	64,970,000		68,095,707
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000		15,803,700
Second General Resolution, Fiscal 2011, Refunding, Series GG, 5.00%, 6/15/43	25,000,000		27,405,750
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34.	10,000,000		10,996,600
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/44.	21,550,000		23,616,429
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000		34,952,423
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46.	15,000,000		16,921,050
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000		11,455,500
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000		17,183,250
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000		37,174,800
Second General Resolution, Fiscal 2018, Series CC, Subseries CC-1, 5.00%, 6/15/48	100,000,000		115,168,000
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000		20,417,200
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000		10,532,357
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000		13,398,382
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40	35,000,000		38,412,150
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37	30,300,000		33,708,750
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000		16,225,950
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000		17,142,150
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000		11,428,000
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000		11,555,200
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000		11,506,500
Future Tax Secured, Subordinate, Fiscal 2018, Series A, Subseries A-3, 5.00%, 8/01/41	57,915,000		67,062,674
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000		27,852,250
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%,
1/15/46	25,000,000		26,866,500
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000		7,110,805
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000		32,349,779
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000		49,825,200
New York State Dormitory Authority Revenues,
Lease, State University Dormitory Facilities, Series A, 5.00%, 7/01/41	10,000,000		10,971,200
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31	23,215,000		24,189,798
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/44	10,105,000		11,689,161
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/38	10,000,000		11,521,300
General Purpose, Series A, 5.00%, 2/15/36	15,000,000		16,854,600
Group C, Series B, 5.00%, 2/15/40	20,000,000		22,874,400
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%,
11/01/20	50,000		50,157
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien,
Series A, 5.25%, 1/01/56.	10,000,000		11,490,800

		|	18

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
New York (continued)
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	$10,000,000		$10,934,400
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36	5,000,000		5,202,000
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred
Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000		22,766,200
Triborough Bridge and Tunnel Authority Revenue,
General, Series A-2, 5.25%, 11/15/34	4,620,000		4,761,049
General, Series A-2, Pre-Refunded, 5.25%, 11/15/34	2,880,000		2,968,618
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000		16,859,850
MTA Bridges and Tunnels, Series C-2, 5.00%, 11/15/42	23,750,000		27,663,762
			1,236,389,235
North Carolina 1.9%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000		13,530,140
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000		4,668,570
Series B, ETM, 6.00%, 1/01/22	1,250,000		1,449,062
Series B, ETM, 6.25%, 1/01/23	39,030,000		46,938,259
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000		21,513,000
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000		5,743,815
Series A, Pre-Refunded, 5.00%, 5/01/25	5,750,000		6,004,897
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000		21,513,000
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000		4,699,485
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000		4,438,402
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn.,
1/01/33	25,000,000		14,534,000
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn.,
1/01/34	15,000,000		8,317,500
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn.,
1/01/35	15,215,000		8,049,344
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
1/01/29	6,750,000		6,999,750
Triangle Expressway System, senior lien, Series A, Assured Guaranty, Pre-Refunded, 5.75%,
1/01/39	10,380,000		10,787,519
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000		17,426,297
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000		25,946,732
			222,559,772
North Dakota 0.3%
Cass County Health Care Facilities Revenue, Essentia Health Obligated Group, Series D, Assured
Guaranty, Pre-Refunded, 5.00%, 2/15/40	31,970,000		32,013,160
Ohio 3.4%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000		11,233,900
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46	20,000,000		22,263,200
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38	1,215,000		1,216,664
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000		5,551,200
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000		2,769,800
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%,
6/01/45	6,750,000		7,400,497

		|	19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%,
6/01/37	$15,000,000		$14,931,750
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34.	10,000,000		9,600,000
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000		8,332,200
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000		10,402,405
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters
Project, 5.00%, 7/01/37	6,000,000		7,212,600
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000		11,264,900
Franklin County Revenue, Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000		11,312,400
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%,
6/01/42	22,500,000		24,658,650
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000		13,603,920
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000		23,428,408
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000		11,546,640
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	15,830,000		16,817,634
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000		10,570,200
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000		16,669,050
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000		8,120,900
Ohio State GO, Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	10,000,000		10,033,400
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health
System, 2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000		15,898,350
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000		6,859,385
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000		7,473,900
Ohio State Turnpike and Infrastructure Commission Revenue,
Infrastructure Projects, Capital Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75%
thereafter, 2/15/35	35,000,000		33,696,250
[b] Infrastructure Projects, Series A, 5.00%, 2/15/43	20,000,000		23,190,000
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000		11,197,700
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000		17,027,200
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000		22,251,200
			396,534,303
Oklahoma 0.5%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000		4,605,720
5.00%, 7/01/47	4,500,000		5,161,680
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	185,000		202,481
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village
Student Housing Project, Series A, 5.00%, 8/01/47	8,000,000		8,607,360
Oklahoma Municipal Power Authority Revenue,
Power Supply System, Refunding, Series A, 5.00%, 1/01/32.	650,000		748,371
Power Supply System, Refunding, Series A, 5.00%, 1/01/33.	1,250,000		1,434,400
Power Supply System, Refunding, Series A, 4.00%, 1/01/36.	100,000		104,838
Power Supply System, Refunding, Series A, 5.00%, 1/01/47.	3,100,000		3,498,877

		|	20

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Oklahoma (continued)
Oklahoma State Turnpike Authority Revenue,
Second, Series C, 4.00%, 1/01/42	$28,750,000		$30,021,325
Second, Series C, 5.00%, 1/01/47	5,500,000		6,303,715
			60,688,767
Oregon 0.8%
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC
Insured, 5.00%, 8/15/40	4,935,000		5,216,344
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000		5,297,550
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000		25,430,500
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000		12,268,636
University of Oregon General Revenue,
Series A, 5.00%, 4/01/46	17,000,000		19,484,890
Series A, 5.00%, 4/01/48	14,500,000		16,858,135
[b] Washington Clackamas and Yamhill Counties School District No. 88J GO,
Deferred Interest, Series A, zero cpn., 6/15/41	5,725,000		2,200,003
Deferred Interest, Series A, zero cpn., 6/15/42	5,900,000		2,171,023
Deferred Interest, Series A, zero cpn., 6/15/43	5,500,000		1,937,595
Washington Multnomah and Yamhill Counties School District No. 1J GO,
5.00%, 6/15/36	4,000,000		4,684,720
5.00%, 6/15/37	4,000,000		4,674,000
			100,223,396
Pennsylvania 3.6%
Allegheny County Sanitary Authority Sewer Revenue, BAM Insured, 5.25%, 12/01/44	5,000,000		5,651,700
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000		6,165,885
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000		11,793,656
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000		5,728,668
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%,
12/15/37	13,655,000		14,114,764
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000		5,163,886
Series B, 5.00%, 6/01/42	5,400,000		5,899,554
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000		5,694,000
Sewer, 5.00%, 11/01/46	10,315,000		11,696,075
Delaware River Port Authority Revenue, Series D, AGMC Insured, 5.00%, 1/01/40	15,000,000		15,872,550
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000		5,609,650
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35	2,850,000		3,036,504
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000		5,046,831
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000		3,587,172
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000		2,260,280
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000		2,258,820
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.375%, 8/15/28	5,000,000		5,108,450
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	360,000		375,944
Pennsylvania State Economic Development Financing Authority Revenue,
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000		21,522,400
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000		13,122,875
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000		24,109,458

		|	21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue,
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	$5,000,000		$6,210,550
Subordinate, Motor License Fund-Enhanced, Series A, Subseries A-1, Pre-Refunded, 5.00%,
12/01/38	20,000,000		21,247,600
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,690,000		9,092,521
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000		21,123,400
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/28	5,000,000		5,077,950
Subordinate, Series C, Subseries C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38	25,000,000		25,410,500
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000		1,370,679
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24	9,805,000		10,291,818
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000		1,256,877
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.375%, 4/01/29.	4,500,000		4,754,745
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000		6,978,879
Refunding, Series F, 5.00%, 9/01/36	4,090,000		4,412,210
Series E, Pre-Refunded, 6.00%, 9/01/38	24,645,000		25,303,761
Series E, Pre-Refunded, 6.00%, 9/01/38	355,000		364,383
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000		16,775,250
Series A, Pre-Refunded, 5.25%, 1/01/25	1,000,000		1,034,730
Series A, Pre-Refunded, 5.00%, 1/01/26	5,000,000		5,162,350
Series A, Pre-Refunded, 5.00%, 1/01/27	1,750,000		1,806,823
Series A, Pre-Refunded, 5.25%, 1/01/32	5,000,000		5,173,650
Series C, AGMC Insured, 5.00%, 8/01/40	7,000,000		7,457,870
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000		19,168,380
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000		16,275,750
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	10,000,000		11,058,500
Westmoreland County Municipal Authority Revenue,
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/38	1,200,000		1,348,740
Municipal Service, Refunding, BAM Insured, 5.00%, 8/15/42	17,205,000		19,264,094
			421,241,132
Rhode Island 0.9%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%,
5/15/27	17,300,000		18,189,220
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation
Group, Refunding, 5.00%, 5/15/39	5,500,000		5,969,150
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	155,000		155,543
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	220,000		220,772
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000		130,667
Rhode Island State EDC Special Facility Revenue, Rhode Island Airport Corp. Project, first lien, CIFG
Insured, 5.00%, 7/01/31	5,720,000		5,729,266
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown
University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000		9,474,120

		|	22

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/15/30	$7,535,000		$8,187,456
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/15/35	4,500,000		4,889,655
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/15/40	10,270,000		11,159,279
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000		17,577,232
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000		8,777,526
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,000,000		11,095,700
			101,555,586
South Carolina 1.1%
Greenwood County Hospital Revenue,
Facilities Health Regional Healthcare, Refunding, 4.00%, 10/01/39	1,445,000		1,463,453
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000		8,648,521
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21	200,000		224,484
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41	7,690,000		8,605,187
Combined Utility System, Refunding, 5.00%, 1/01/47	5,000,000		5,572,900
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%,
2/01/29	4,000,000		4,154,080
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	40,000,000		40,363,600
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39	3,000,000		3,114,540
South Carolina State Public Service Authority Revenue,
Refunding and Improvement, Series A, 5.00%, 12/01/55	20,000,000		21,910,400
Refunding and Improvement, Series B, 5.00%, 12/01/50	15,000,000		16,514,250
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000		7,780,697
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000		6,211,200
Spartanburg Water System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	6,000,000		6,277,920
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC
Insured, Pre-Refunded, 5.00%, 6/01/40	3,000,000		3,231,630
			134,072,862
South Dakota 0.6%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000		4,596,800
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000		6,259,379
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000		10,244,400
Avera Health Issue, Series B, Pre-Refunded, 5.50%, 7/01/35	3,000,000		3,051,660
Avera Health Issue, Series B, Pre-Refunded, 5.25%, 7/01/38	5,000,000		5,080,950
Regional Health, 4.00%, 9/01/37	10,920,000		11,137,745
Regional Health, 5.00%, 9/01/40	10,000,000		11,265,500
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38.	3,475,000		3,911,217
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46.	6,005,000		6,658,704
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000		7,712,880
			69,919,235

		|	23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Tennessee 1.0%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%,
7/01/28	$8,500,000		$8,874,510
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded,
5.125%, 7/01/25	115,000		115,351
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42	35,000,000		39,017,650
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000		6,945,660
Subordinate, Refunding, Series B, 5.00%, 7/01/42.	21,645,000		25,133,308
Subordinate, Refunding, Series B, 5.00%, 7/01/46.	15,925,000		18,434,939
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program,
Series A, 5.00%, 11/01/47	15,000,000		17,546,100
			116,067,518
Texas 13.6%
Alamo Regional Mobility Authority Revenue,
junior lien, Vehicle Registration Fee, 5.00%, 6/15/39	6,235,000		7,014,313
senior lien, Vehicle Registration Fee, 5.00%, 6/15/46	11,115,000		12,613,969
Aldine ISD, GO, Harris County, School Building, Refunding, Series A, PSF Guarantee, 5.00%, 2/15/45 .	15,000,000		17,281,950
Allen ISD, GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39	11,575,000		11,981,398
Arlington ISD, GO, Tarrant County, School Building, PSF Guarantee, 5.00%, 2/15/42	5,500,000		6,301,405
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000		8,837,743
Hays New Campus Project, 5.00%, 8/01/36	5,700,000		6,343,644
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45.	10,000,000		11,349,400
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding,
Series A, 5.00%, 11/15/38	20,000,000		22,577,000
Bexar County GO, Refunding, 5.00%, 6/15/43	14,000,000		15,936,200
Bexar County Hospital District GO,
Certificates of Obligation, Combination Tax and Revenue, 5.00%, 2/15/38	1,910,000		1,912,579
Certificates of Obligation, Combination Tax and Revenue, Pre-Refunded, 5.00%, 2/15/38	8,090,000		8,100,760
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000		15,695,680
senior lien, Refunding, 5.00%, 1/01/40	12,505,000		13,873,547
senior lien, Refunding, 5.00%, 1/01/46	11,245,000		12,426,400
senior lien, Series A, 5.00%, 1/01/45	5,000,000		5,516,800
Clifton Higher Education Finance Corp. Revenue, Education, IDEA Public Schools, Series A, PSF
Guarantee, 5.00%, 8/15/46	5,000,000		5,679,550
Comal ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/42	15,000,000		17,187,900
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000		6,695,280
Improvement, junior lien, 5.00%, 7/15/43	7,000,000		7,792,400
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000		14,810,664
Crowley ISD GO, School Building, PSF Guarantee, 5.00%, 2/01/47	16,000,000		18,321,440
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000		11,386,100
Refunding, Series A, 5.00%, 12/01/48	12,200,000		13,863,714
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000		19,911,985
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	4,515,000		4,900,130
Refunding, 5.00%, 10/01/35	5,485,000		5,923,032

		|	24

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Texas (continued)
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	$25,000,000		$26,876,250
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000		11,492,200
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000		11,714,197
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000		16,977,450
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000		2,048,400
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/41	10,000,000		11,480,000
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/46	20,000,000		22,879,000
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000		6,966,016
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to
9/30/23, 5.80% thereafter, 10/01/45	10,000,000		9,406,600
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000		33,398,700
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000		16,627,200
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000		14,144,895
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded,
5.00%, 11/01/33.	10,000,000		10,588,600
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000		7,432,166
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000		5,756,200
senior lien, Refunding, 5.00%, 12/01/43	5,000,000		5,627,850
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000		5,080,250
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000		31,345,142
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000		11,080,600
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000		11,240,500
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000		10,412,800
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41	2,500,000		2,707,350
Pre-Refunded, 5.25%, 3/01/40	16,535,000		17,726,181
Refunding, 4.00%, 3/01/41	5,210,000		5,403,031
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000		16,018,547
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000		11,094,300
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000		14,305,125
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000		5,244,800
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000		13,649,852
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series
A-1, 5.00%, 4/01/46	6,000,000		6,742,800
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37	2,500,000		2,746,425
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A,
5.00%, 4/01/48	7,825,000		8,132,757
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000		8,353,500
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41	16,750,000		18,509,755
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000		42,433,600

		|	25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Texas (continued)
North Harris County Regional Water Authority Revenue,
senior lien, 5.00%, 12/15/46	$18,685,000		$21,248,208
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000		27,897,210
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000		25,884,500
senior lien, Refunding, 4.00%, 12/15/41	20,000,000		20,927,200
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000		2,362,798
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000		10,673,061
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000		30,653,750
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000		3,217,275
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000		2,050,500
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	25,000,000		29,772,250
System, first tier, Refunding, Series A, 5.00%, 1/01/39	10,000,000		11,279,200
System, first tier, Refunding, Series A, 5.00%, 1/01/39	8,000,000		9,192,880
System, first tier, Refunding, Series A, 5.00%, 1/01/43	40,000,000		45,818,000
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000		38,220,150
System, first tier, Series K, Subseries K-2, Assured Guaranty, Pre-Refunded, 6.00%, 1/01/38	15,000,000		15,622,800
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000		11,134,500
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000		11,069,000
System, second tier, Refunding, Series B, 5.00%, 1/01/43	20,000,000		22,442,400
System, second tier, Refunding, Series B, 5.00%, 1/01/48	19,000,000		21,242,760
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%,
2/15/39	12,530,000		13,053,879
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000		14,383,600
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47	9,725,000		11,138,334
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project,
Refunding, 5.00%, 6/01/46	2,250,000		2,498,828
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and
Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000		5,385,800
San Antonio Electric and Gas Systems Revenue,
junior lien, 5.00%, 2/01/38	10,000,000		11,182,500
Refunding, 5.00%, 2/01/47	17,500,000		20,279,700
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention
Center Refinancing and Expansion Project, 4.00%, 9/15/42.	36,500,000		37,966,570
San Antonio Water System Revenue, junior lien, Refunding, Series C, 5.00%, 5/15/46	13,000,000		14,929,590
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000		5,253,400
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000		3,142,440
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33.	6,300,000		6,982,794
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000		11,458,600
[b] Socorro ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/43	13,880,000		15,920,776
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38.	24,380,000		27,456,025
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000		11,180,400
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000		5,900,676
Tarrant County Cultural Education Facilities Finance Corp. Revenue, Texas Health Resources System,
Series A, 5.00%, 11/15/52	5,000,000		5,512,850
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	3,040,000		3,474,659
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,535,000		2,907,493

		|	26

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Texas (continued)
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	$10,000,000		$11,120,000
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000		563,245
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000		45,531,200
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000		34,457,400
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000		7,345,380
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000		16,342,968
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41	16,000,000		17,582,560
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000		10,620,965
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000		11,280,100
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000		16,646,250
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000		11,053,900
Texas State Water Development Board Revenue, Series A, 4.00%, 10/15/42	50,000,000		52,629,000
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000		5,184,700
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000		17,162,100
			1,608,115,146
Utah 1.1%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	2,600,000		2,764,970
Refunding, Series B, 4.00%, 10/01/38	10,000,000		10,608,900
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000		6,299,220
Series B, Pre-Refunded, 5.00%, 10/01/41.	15,000,000		16,527,900
Salt Lake City Airport Revenue, Series A, 5.00%, 7/01/42	15,000,000		16,983,750
St. George Electric Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	5,000,000		5,060,700
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000		5,060,700
State Board of Regents University of Utah Revenue, General, Series A, Pre-Refunded, 5.00%,
8/01/43	21,975,000		25,440,457
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000		5,068,900
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded,
5.25%, 12/01/27.	9,735,000		10,386,077
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	12,105,000		13,624,783
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000		8,081,377
			125,907,734
Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	5,500,000		5,566,770
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000		10,538,800
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000		28,632,288
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000		5,637,750
			50,375,608
Virginia 0.5%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
5.00%, 11/01/42.	8,000,000		8,562,720
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, Pre-Refunded,
4.50%, 3/01/37.	11,130,000		12,068,259
[b] Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund Senior Lien,
Series A, 5.00%, 7/01/42.	25,000,000		28,923,000

		|	27

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
Virginia (continued)
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39	$7,380,000		$8,295,784
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	4,975,000		5,679,062
			63,528,825
Washington 2.3%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000		12,548,340
Washington State District Project, 5.50%, 6/01/39	16,250,000		17,074,037
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000		10,340,700
King County Public Hospital District No. 1 GO, Series B, Pre-Refunded, 5.25%, 12/01/37	5,000,000		5,065,650
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	7,085,000		7,651,304
Refunding, 5.00%, 7/01/42	6,000,000		6,977,700
Refunding, 5.00%, 7/01/49	12,000,000		13,880,760
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000		5,016
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000		23,529,021
Improvement and Refunding, Series C, 4.00%, 9/01/40	10,650,000		11,230,958
Washington Health Care Facilities Authority Revenue,
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47.	10,000,000		10,932,800
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41.	25,000,000		25,666,000
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41.	10,000,000		11,027,900
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	15,000,000		16,892,850
Washington State GO, Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%,
6/01/33	5,000,000		5,496,100
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000		5,352,650
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000		7,967,025
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000		17,890,996
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/41	9,170,000		9,348,173
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000		3,202,320
Overlake Hospital Medical Center, Series A, 5.00%, 7/01/42	5,000,000		5,610,200
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000		11,177,848
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000		10,244,000
Providence Health and Services, Refunding, Series D, AGMC Insured, 5.25%, 10/01/33	18,000,000		18,461,160
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29	3,000,000		3,184,650
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34	6,000,000		6,418,320
			277,176,478
West Virginia 0.8%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured,
5.00%, 6/01/36.	1,000,000		1,136,150
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000		8,999,190
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000		13,947,780
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35.	9,415,000		10,165,375
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/42	7,000,000		7,730,590
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/47	5,000,000		5,500,550
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	10,000,000		10,480,700

		|	28

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount		Value

Municipal Bonds (continued)
West Virginia (continued)
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44 .	$21,800,000		$24,498,840
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/36	5,000,000		5,579,900
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/45	5,435,000		6,005,295
			94,044,370
Wisconsin 1.3%
Monroe RDAR, The Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39	11,790,000		12,349,553
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series
E, NATL Insured, 6.90%, 8/01/21	3,000,000		3,485,310
Wisconsin Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000		4,093,439
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000		2,679,725
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000		3,168,697
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000		1,593,765
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000		989,027
Marquette University, Series B-3, 5.00%, 10/01/30.	1,570,000		1,656,366
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000		616,813
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000		1,862,770
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000		41,478,123
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	1,500,000		1,512,690
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/34	8,000,000		8,067,680
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000		5,252,250
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	25,290,000		26,722,678
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000		21,133,000
Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin,
Refunding, 4.00%, 8/15/42	15,000,000		15,505,050
			152,166,936
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39.	5,500,000		5,792,160
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%,
1/01/42	7,000,000		7,912,310
			13,704,470

U.S. Territories 0.2%
Puerto Rico 0.2%
[c] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000		6,765,688
Series XX, 5.25%, 7/01/40	15,000,000		5,362,500
[c] Puerto Rico Sales Tax FICO Sales Tax Revenue,
Senior, Refunding, Series C, 5.00%, 8/01/40	27,825,000		13,216,875
Senior, Series C, 5.25%, 8/01/40	7,150,000		3,396,250
			28,741,313
Total Municipal Bonds before Short Term Investments
(Cost $11,232,335,222)			11,835,264,177

		|	29

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments (Cost $2,700,000) 0.0%†
Municipal Bonds 0.0%†
Florida 0.0%†
[d] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.01%,
9/01/28	$2,700,000	$2,700,000
Total Investments (Cost $11,235,035,222) 100.1%		11,837,964,177
Other Assets, less Liabilities (0.1)%		(6,407,058)
Net Assets 100.0%		$11,831,557,119

See Abbreviations on page 33.

†Rounds to less than 0.1% of net assets.
aThe maturity date shown represents the mandatory put date.
bSecurity purchased on a when-issued basis.
cDefaulted security or security for which income has been deemed uncollectible.
dVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|30

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. CONCENTRATION OF RISK

Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

|31

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At January 31, 2018, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|32

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CDA	Community Development Authority/Agency
CDD	Community Development District
CIFG	CDC IXIS Financial Guaranty
COP	Certificate of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FICO	Financing Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDB	Industrial Development Bond/Board
IDC	Industrial Development Corp.
ISD	Independent School District
MFH	Multi-Family Housing
MFMR	Multi-Family Mortgage Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
PCC	Pollution Control Corp.
PCR	Pollution Control Revenue
PSF	Permanent School Fund
RDA	Redevelopment Agency/Authority
RDAR	Redevelopment Agency Revenue
UHSD	Unified/Union High School District
USD	Unified/Union School District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|33

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By _/s/Matthew T. Hinkle____

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 28, 2018

By   /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 28, 2018